Income Taxes - Summary of Components of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets
Allowance for loans and advances	$ 93,955	¥ 613,056	¥ 492,923
Net operating loss carry forwards	10,762	70,220	48,715
Accruals for share-based compensation	6,534	42,636	41,518
Accruals for payroll and other costs	2,084	13,589	13,590
Accruals for other liabilities	4,683	30,558	4,801
Contract liabilities	5,589	36,469	86,573
Less: valuation allowance	(61,714)	(402,676)	(13,031)
Balance at the end of the year	$ 61,893	¥ 403,852	¥ 675,089